Stock Subscription Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Stock Subscription Agreements [Abstract]
Schedule Of Shares Issued

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total	Shares
	Shares	Purchased	Investor
Date of Purchase	Purchased	from SPI	Shares

July 30, 2012	500,000	375,000	125,000
August 17, 2012	500,000	375,000	125,000
September 28, 2012	1,767,737	1,517,737	250,000
October 9, 2012	327,000	232,263	94,737

Total through December 31, 2012	3,094,737	2,500,000	594,737